Accounts receivable, trade	12 Months Ended
Dec. 31, 2019
Accounts receivable, trade
Accounts receivable, trade

Note 4 – Accounts receivable, trade

Accounts receivable as of December 31, 2019 and 2018 consisted of the following:

	December 31,
	2019	2018

Accounts receivable	$233	$208
Allowance for doubtful accounts	(196)	(196)
	$37	$12

The movements in allowance for doubtful accounts are as follows:

	2019	2018

Balance at the beginning of the year	$196	$196
Addition	—	—
Balance at the end of the year	$196	$196

All of the Company’s customers are located in the PRC and Hong Kong. The Company provides credit in the normal course of business. The Company performs ongoing credit evaluations of its customers and maintains allowances for doubtful accounts based on factors surrounding the credit risk of specific customers, historical trends, and other information.